Deposits	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Deposits
(8)	Deposits

Deposits at December 31, 2013 and 2012 are summarized as follows:

	In Thousands
	2013	2012

Demand deposits	$136,525	126,953
Savings accounts	93,130	94,441
Negotiable order of withdrawal accounts	329,572	310,080
Money market demand accounts	406,984	339,417
Certificates of deposit $100,000 or greater	251,722	260,641
Other certificates of deposit	240,815	263,095
Individual retirement accounts $100,000 or greater	42,487	44,845
Other individual retirement accounts	53,020	54,450

	$1,554,255	1,493,922

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2013 are as follows:

(In Thousands)
Maturity	Total

2014	$346,191
2015	129,837
2016	48,508
2017	38,167
2018	25,341
Thereafter	—

$588,044

The aggregate amount of overdrafts reclassified as loans receivable was $212,000 and $256,000 at December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, the Bank was not required to maintain a cash balance with the Federal Reserve.